UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	03/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus/Standish Global Fixed Income Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
March 31, 2017 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes - 96.6%		Rate (%)	Date	Amount ($)[a]		Value ($)
Argentina - 1.5%
Argentine Government,
Sr. Unscd. Notes		6.88	1/26/27	11,200,000	[b]	11,348,400
Argentine Government,
Unscd. Bonds	ARS	21.20	9/19/18	205,775,000		14,141,807
Buenos Aires Province,
Sr. Unscd. Notes		5.75	6/15/19	7,050,000	[b]	7,292,872
Buenos Aires Province,
Sr. Unscd. Notes		9.13	3/16/24	6,800,000	[b]	7,556,500
						40,339,579
Australia - 2.9%
Australian Government,
Sr. Unscd. Bonds, Ser. 143	AUD	2.75	10/21/19	98,800,000		77,204,247
Bahrain - .3%
Bahraini Government,
Sr. Unscd. Bonds		7.00	10/12/28	6,600,000	[b]	6,902,247
Belgium - .9%
Belgium Government,
Unscd. Bonds, Ser. 74	EUR	0.80	6/22/25	22,900,000	[b]	25,011,418
Brazil - .6%
Brazilian Government,
Unscd. Notes	BRL	10.00	1/1/21	49,250,000		16,240,560
Canada - 4.4%
BMW Canada Auto Trust,
Ser. 2016-1A, Cl. A1	CAD	1.37	9/20/18	2,944,146	[b]	2,216,373
BMW Canada Auto Trust,
Ser. 2017-1A, Cl. A2	CAD	1.68	5/20/20	12,350,000	[b]	9,298,834
Canadian Government,
Unscd. Bonds	CAD	0.75	9/1/20	65,710,000		49,091,895
Canadian Government,
Unscd. Bonds	CAD	3.50	12/1/45	12,360,000		11,505,205
CNH Capital Canada Receivables Trust,
Ser. 2014-1A, Cl. A2	CAD	1.80	10/15/20	1,203,903	[b]	909,240
CNH Capital Canada Receivables Trust,
Ser. 2017-1A, Cl. A2	CAD	1.71	5/15/23	11,025,000	[b]	8,307,155
GMF Canada Leasing Trust,
Ser. 16-1A, Cl. A1	CAD	1.38	8/20/18	2,943,880	[b]	2,214,423
GMF Canada Leasing Trust,
Ser. 16-1A, Cl. A2	CAD	1.64	3/20/19	5,050,000	[b]	3,801,370
GMF Canada Leasing Trust,
Ser. 16-1A, Cl. A3	CAD	1.83	6/21/21	5,800,000	[b]	4,365,581
MBARC Credit Canada,
Ser. 2016-AA, Cl. A1	CAD	1.26	9/17/18	11,720,806	[b]	8,820,152
MBARC Credit Canada,
Ser. 2016-AA, Cl. A2	CAD	1.53	6/17/19	11,025,000	[b]	8,302,430
MBARC Credit Canada,
Ser. 2016-AA. Cl. A3	CAD	1.72	7/15/21	3,350,000	[b]	2,526,462

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 96.6% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Canada - 4.4% (continued)
Teck Resources,
Gtd. Notes		6.25	7/15/41	3,575,000		3,736,590
						115,095,710
Colombia - .6%
Colombian Government,
Sr. Unscd. Bonds, Ser. B	COP	10.00	7/24/24	37,206,900,000		15,554,598
Czech Republic - .1%
Czech Republic Government,
Bonds, Ser. 100	CZK	0.25	2/10/27	70,500,000		2,603,203
France - .7%
AXA,
Sub. Notes	EUR	5.25	4/16/40	3,500,000	[c]	4,164,417
Numericable-SFR,
Sr. Scd. Notes		7.38	5/1/26	3,375,000	[b]	3,488,906
Societe Generale,
Gtd. Notes		2.75	10/12/17	4,510,000		4,535,788
Societe Generale,
Sr. Unscd. Notes	EUR	2.38	2/28/18	5,300,000		5,786,396
						17,975,507
Germany - 1.6%
Allianz,
Jr. Sub. Bonds	EUR	3.38	12/31/49	3,100,000	[c]	3,463,790
Allianz,
Sub. Notes	EUR	5.63	10/17/42	4,300,000	[c]	5,500,461
Driver thirteen,
Ser. 13, Cl. A	EUR	0.00	2/22/21	1,802,270	[c]	1,925,964
Globaldrive Auto Receivables,
Ser. 16-A, Cl. A	EUR	0.00	1/20/24	3,612,732	[c]	3,864,842
Globaldrive Auto Receivables,
Ser. 16-B, Cl. A	EUR	0.13	8/20/24	11,806,589	[c]	12,670,552
KFW,
Govt. Gtd. Notes	AUD	4.00	1/16/19	18,050,000		14,250,550
						41,676,159
Hungary - .1%
Hungarian Development Bank,
Govt. Gtd. Notes		6.25	10/21/20	1,400,000	[b]	1,542,803
Iceland - 1.0%
Icelandic Government,
Unscd. Notes		5.88	5/11/22	22,425,000		25,356,800
Indonesia - .5%
Indonesian Government,
Sr. Unscd. Notes	EUR	3.75	6/14/28	11,975,000	[b]	13,703,198
Ireland - .4%
AerCap Ireland Capital,
Gtd. Notes		4.50	5/15/21	4,550,000		4,773,578
AerCap Ireland Capital,
Gtd. Notes		5.00	10/1/21	2,000,000		2,142,806
Irish Government,
Unscd. Bonds	EUR	2.00	2/18/45	2,150,000		2,261,943
Park Aerospace Holdings,
Gtd. Notes		5.50	2/15/24	2,225,000	[b]	2,319,563
						11,497,890

		Coupon	Maturity	Principal
Bonds and Notes - 96.6% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Israel - .1%
Israel Government,
Bonds, Ser. 0327	ILS	2.00	3/31/27	12,975,000		3,531,457
Italy - .9%
Enel,
Sr. Unscd. Bonds	EUR	4.88	2/20/18	2,165,000		2,410,673
Intesa Sanpaolo,
Gtd. Notes		3.88	1/15/19	15,308,000		15,676,708
Intesa Sanpaolo,
Sr. Unscd. Notes		3.88	1/16/18	3,585,000		3,634,086
Intesa Sanpaolo,
Sr. Unscd. Notes	EUR	3.00	1/28/19	1,075,000		1,205,393
						22,926,860
Japan - 16.4%
Development Bank of Japan,
Govt. Gtd. Bonds	JPY	1.70	9/20/22	325,000,000		3,183,780
Japanese Government,
Sr. Unscd. Bonds, Ser. 118	JPY	0.20	6/20/19	3,147,850,000		28,527,189
Japanese Government,
Sr. Unscd. Bonds, Ser. 128	JPY	0.10	6/20/21	14,474,750,000		131,370,480
Japanese Government,
Sr. Unscd. Bonds, Ser. 156	JPY	0.40	3/20/36	6,425,050,000		55,802,653
Japanese Government,
Sr. Unscd. Bonds, Ser. 19	JPY	0.10	9/10/24	5,811,000,000	[d]	54,328,761
Japanese Government,
Sr. Unscd. Bonds, Ser. 20	JPY	0.10	3/10/25	6,182,700,000	[d]	58,072,863
Japanese Government,
Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	3,189,000,000		30,011,756
Japanese Government,
Sr. Unscd. Bonds, Ser. 307	JPY	1.30	3/20/20	3,206,400,000		30,064,990
Japanese Government,
Sr. Unscd. Bonds, Ser. 336	JPY	0.50	12/20/24	3,779,400,000		35,306,786
Japanese Government,
Sr. Unscd. Bonds, Ser. 44	JPY	1.70	9/20/44	513,000,000		5,641,304
						432,310,562
Kuwait - .7%
Kuwait Internationl Bond,
Sr. Unscd. Notes		3.50	3/20/27	17,000,000	[b]	17,203,575
Luxembourg - .6%
Altice Financing,
Sr. Scd. Bonds		7.50	5/15/26	3,575,000	[b]	3,807,375
E-Carat,
Ser. 16-1, Cl. A	EUR	0.08	10/18/24	7,784,645	[c]	8,338,617
Volkswagen Car Lease,
Ser. 22, Cl. A	EUR	0.25	8/21/21	4,302,448	[c]	4,604,925
						16,750,917
Mexico - 3.2%
Banco Nacional de Comercio Exterior,
Sr. Unscd. Notes		4.38	10/14/25	7,100,000	[b]	7,233,125
Mexican Government,
Bonds, Ser. M	MXN	8.00	11/7/47	384,000,000		21,785,566
Mexican Government,
Sr. Unscd. Bonds, Ser. M	MXN	7.75	11/13/42	473,000,000		26,161,184
Mexican Government,
Sr. Unscd. Bonds, Ser. S	MXN	4.50	12/4/25	84,975,000	[e]	28,268,616
						83,448,491

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 96.6% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Morocco - 2.0%
Moroccan Government,
Sr. Unscd. Bonds	EUR	3.50	6/19/24	28,760,000		33,249,497
Moroccan Government,
Sr. Unscd. Notes	EUR	4.50	10/5/20	9,950,000		11,900,131
Moroccan Government,
Sr. Unscd. Notes		4.25	12/11/22	6,695,000		6,946,062
						52,095,690
Netherlands - 3.7%
ABN AMRO Bank,
Sub. Notes		4.75	7/28/25	9,350,000	[b]	9,648,302
ABN AMRO Bank,
Sub. Notes	EUR	2.88	1/18/28	3,700,000	[c]	4,205,273
Equate Petrochemical,
Gtd. Notes		3.00	3/3/22	7,225,000	[b]	7,073,997
Iberdrola International,
Gtd. Notes	EUR	1.13	1/27/23	1,400,000		1,528,515
Iberdrola International,
Gtd. Notes	EUR	5.75	2/27/49	800,000	[c]	894,792
ING BANK,
Sub. Notes	EUR	3.00	4/11/28	2,500,000	[c]	2,818,027
Lukoil International Finance,
Gtd. Notes		4.75	11/2/26	12,950,000	[b]	13,172,740
Mylan,
Gtd. Notes		2.50	6/7/19	6,125,000		6,155,705
Petrobras Global Finance,
Gtd. Notes		6.13	1/17/22	4,640,000	[f]	4,876,640
Rabobank Nederland,
Sub. Bonds	EUR	2.50	5/26/26	6,180,000	[c]	6,907,151
Schaeffler Finance,
Sr. Scd. Notes		4.75	5/15/23	3,375,000	[b]	3,484,687
Shell International Finance,
Gtd. Notes		3.75	9/12/46	13,750,000		12,673,196
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes		2.80	7/21/23	3,200,000		3,040,944
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes		3.15	10/1/26	5,600,000	[f]	5,170,306
Vonovia Finance,
Gtd. Notes		3.20	10/2/17	1,585,000	[b]	1,594,209
Vonovia Finance,
Gtd. Notes	EUR	1.63	12/15/20	9,000,000		10,032,718
WPC,
Gtd. Bonds	EUR	2.25	7/19/24	4,325,000		4,718,872
						97,996,074
New Zealand - 1.7%
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0925	NZD	2.00	9/20/25	61,208,000	[g]	44,955,719
Norway - .3%
Norwegian Government,
Unscd. Bonds, Ser. 474	NOK	3.75	5/25/21	61,700,000	[b]	8,008,310
Peru - .4%
Peruvian Government,
Sr. Unscd. Bonds	EUR	2.75	1/30/26	6,125,000		7,190,037

		Coupon	Maturity	Principal
Bonds and Notes - 96.6% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Peru - .4% (continued)
Peruvian Government,
Sr. Unscd. Bonds		4.13	8/25/27	3,625,000	[f]	3,915,000
						11,105,037
Poland - 2.1%
Polish Government,
Bonds, Ser. 0727	PLN	2.50	7/25/27	157,500,000		36,514,487
Polish Government,
Sr. Unscd. Notes	EUR	3.00	1/15/24	5,175,000		6,288,637
Polish Government,
Unscd. Notes	EUR	2.00	10/25/46	12,080,000		12,022,163
						54,825,287
Portugal - 2.3%
Portgual Government,
Sr. Unscd. Bonds	EUR	2.88	7/21/26	26,450,000		26,561,033
Portgual Government,
Sr. Unscd. Bonds	EUR	4.13	4/14/27	30,200,000		32,662,477
						59,223,510
Romania - 1.0%
Romanian Government,
Sr. Unscd. Notes	EUR	2.75	10/29/25	7,670,000	[b]	8,658,939
Romanian Government,
Unscd. Notes	EUR	2.88	5/26/28	16,450,000	[b]	18,047,653
						26,706,592
Russia - .6%
Russian Government,
Unscd. Bonds, Ser. 6215	RUB	7.00	8/16/23	996,225,000		16,975,522
Serbia - .2%
Serbian Government,
Sr. Unscd. Notes		7.25	9/28/21	3,600,000		4,111,816
South Africa - .2%
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	65,800,000		5,427,810
South Korea - 2.0%
Republic of Korea,
Sr. Unscd. Bonds, Ser. 2506	KRW	2.25	6/10/25	6,341,600,000		5,728,257
Republic of Korea,
Sr. Unscd. Bonds, Ser. 2512	KRW	2.25	12/10/25	51,793,000,000		46,674,233
						52,402,490
Spain - 3.6%
BBVA Subordinated Capital,
Gtd. Notes	EUR	3.50	4/11/24	10,000,000	[c]	11,216,956
Driver Espana,
Ser. 3, Cl. A	EUR	0.68	12/21/26	5,271,329	[c]	5,677,281
Spanish Government,
Unscd. Bonds	EUR	1.50	4/30/27	69,100,000		72,707,813
Telefonica Emisiones,
Gtd. Notes	EUR	1.53	1/17/25	5,300,000		5,710,145
						95,312,195
Sri Lanka - .5%
Sri Lankan Government,
Sr. Unscd. Bonds		5.75	1/18/22	12,075,000	[b]	12,419,633

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 96.6% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Supranational - 3.9%
European Investment Bank,
Sr. Unscd. Bonds	CAD	1.25	11/5/20	15,050,000	[b]	11,259,009
European Investment Bank,
Sr. Unscd. Notes	CAD	1.13	9/16/21	8,500,000		6,299,166
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes		1.88	4/21/20	4,500,000		4,524,462
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes	NZD	3.50	1/22/21	69,975,000		49,809,380
International Finance Corporation,
Sr. Unscd. Notes	INR	6.30	11/25/24	328,130,000		5,066,199
Nordic Investment Bank,
Sr. Unscd. Notes	NOK	1.38	7/15/20	215,000,000		25,245,610
						102,203,826
Switzerland - .3%
Credit Suisse Group,
Sr. Unscd. Notes		4.28	1/9/28	8,725,000	[b]	8,700,762
Thailand - .3%
Thailand Government,
Sr. Unscd. Bonds	THB	2.13	12/17/26	257,000,000		7,130,670
Turkey - .6%
Turkish Government,
Unscd. Bonds	TRY	2.00	9/18/24	47,525,000		15,481,894
United Kingdom - 5.9%
Barclays,
Jr. Sub. Bonds		7.88	12/31/49	6,000,000	[c]	6,259,302
Barclays,
Sub. Notes		5.20	5/12/26	8,100,000		8,319,235
HSBC Holdings,
Sub. Notes		4.38	11/23/26	5,800,000		5,855,831
International Game Technology,
Sr. Scd. Notes		6.25	2/15/22	3,275,000	[b]	3,512,437
Lloyds Banking Group,
Sr. Unscd. Notes		3.10	7/6/21	4,000,000		4,036,452
Lloyds Banking Group,
Sr. Unscd. Notes		3.75	1/11/27	8,500,000		8,372,117
Royal Bank of Scotland Group,
Sr. Unscd. Notes		3.88	9/12/23	28,725,000		28,346,117
Santander UK Group Holdings,
Sr. Unscd. Notes		3.57	1/10/23	6,525,000		6,532,445
United Kingdom Gilt,
Unscd. Bonds	GBP	1.50	1/22/21	15,600,000		20,430,576
United Kingdom Gilt,
Unscd. Bonds	GBP	3.25	1/22/44	34,550,000		56,898,956
Vodafone Group,
Sr. Unscd. Notes	EUR	1.25	8/25/21	5,400,000		5,949,713
						154,513,181
United States - 27.5%
21st Century Fox America,
Gtd. Notes		3.70	10/15/25	2,600,000		2,643,051
A10 Term Asset Financing,
Ser. 2013-2, Cl. A		2.62	11/15/27	262,999	[b]	262,417
Abbott Laboratories,
Sr. Unscd. Notes		3.75	11/30/26	2,850,000		2,851,830

	Coupon		Maturity	Principal
Bonds and Notes - 96.6% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
United States - 27.5% (continued)
Abbott Laboratories,
Sr. Unscd. Notes	4.90		11/30/46	10,800,000		11,241,731
AbbVie,
Sr. Unscd. Bonds	EUR	1.38	5/17/24	8,250,000		8,922,864
Ally Financial,
Gtd. Notes	3.50		1/27/19	3,310,000		3,343,100
Ally Financial,
Gtd. Notes	8.00		11/1/31	3,425,000		4,110,000
AMC Networks,
Gtd. Notes	5.00		4/1/24	2,759,000		2,769,346
American Homes 4 Rent,
Ser. 2014-SFR3, Cl. A	3.68		12/17/36	2,545,970	[b]	2,625,128
AmeriCredit Automobile Receivables Trust,
Ser. 2013-1, Cl. D	2.09		2/8/19	2,760,000		2,765,986
AmeriCredit Automobile Receivables Trust,
Ser. 2013-4, Cl. C	2.72		9/9/19	879,739		883,228
Amgen,
Sr. Unscd. Notes	4.40		5/1/45	2,825,000		2,752,143
Antero Resources,
Gtd. Notes	5.63		6/1/23	915,000		940,163
Antero Resources,
Gtd. Notes	5.00		3/1/25	2,775,000	[b]	2,733,375
Apple,
Sr. Unscd. Notes	3.25		2/23/26	8,895,000		8,994,846
Aventura Mall Trust,
Ser. 2013-AVM, Cl. A	3.87		12/5/32	2,305,000	[b,c]	2,426,374
BAE Systems Holdings,
Gtd. Bonds	3.80		10/7/24	1,301,000		1,336,802
BAE Systems Holdings,
Gtd. Bonds	3.80		10/7/24	2,800,000	[b]	2,877,053
Barclays Commercial Mortgage Securities
Trust,
Ser. 2013-TYSN, Cl. A2	3.76		9/5/32	1,245,000	[b]	1,304,649
Bear Stearns ALT-A Trust,
Ser. 2004-2, Cl. 2A1	3.31		3/25/34	679,936	[c]	673,520
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2005-PWR10, Cl. AJ	5.59		12/11/40	228,499	[c]	248,709
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PWR14, Cl. AJ	5.27		12/11/38	3,210,369		3,222,100
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR16, Cl. AJ	5.87		6/11/40	7,218,309	[c]	7,245,378
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR17, Cl. AJ	6.09		6/11/50	2,000,000	[c]	2,029,297
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR18, Cl. AJ	6.43		6/11/50	950,000	[c]	955,452
Branch Banking & Trust,
Sub. Bonds	3.80		10/30/26	10,890,000		11,324,816
Branch Banking & Trust,
Sub. Notes	3.63		9/16/25	7,850,000		8,049,680
Bway Holding,
Sr. Scd. Notes	5.50		4/15/24	6,656,000	[b]	6,722,560

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 96.6% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States - 27.5% (continued)
Capital Auto Receivables Asset Trust,
Ser. 2013-3, Cl. D	3.69	2/20/19	855,000		862,373
Capital Auto Receivables Asset Trust,
Ser. 2014-1, Cl. D	3.39	7/22/19	900,000		912,501
Capital Auto Receivables Asset Trust,
Ser. 2014-2, Cl. C	2.41	5/20/19	2,275,000		2,287,311
Capital Auto Receivables Asset Trust,
Ser. 2014-3, Cl. D	3.14	2/20/20	2,850,000		2,891,879
Capital Auto Receivables Asset Trust,
Ser. 2015-2, Cl. B	2.29	5/20/20	6,000,000		6,034,902
Capital Auto Receivables Asset Trust,
Ser. 2015-2, Cl. D	3.16	11/20/20	7,275,000		7,359,094
Capital One Financial,
Sub. Notes	3.75	7/28/26	15,000,000		14,537,340
CarMax Auto Owner Trust,
Ser. 2014-4, Cl. D	3.04	5/17/21	2,625,000		2,634,872
CarMax Auto Owner Trust,
Ser. 2015-2, Cl. D	3.04	11/15/21	1,000,000		1,004,989
CCO Holdings,
Sr. Unscd. Notes	5.88	4/1/24	3,420,000	[b]	3,616,650
Chrysler Capital Auto Receivables Trust,
Ser. 2013-AA, Cl. D	2.93	8/17/20	5,100,000	[b]	5,120,915
Chrysler Capital Auto Receivables Trust,
Ser. 2013-BA, Cl. C	2.24	9/16/19	1,135,000	[b]	1,140,075
Chrysler Capital Auto Receivables Trust,
Ser. 2015-AA, Cl. D	3.15	1/18/22	3,100,000	[b]	3,071,823
Chrysler Capital Auto Receivables Trust,
Ser. 2015-BA, Cl. C	3.26	4/15/21	3,500,000	[b]	3,526,062
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	7,920,000		8,295,067
Citigroup,
Sub. Bonds	4.40	6/10/25	5,870,000		5,990,717
Citizens Bank,
Sr. Unscd. Notes	2.25	3/2/20	7,775,000		7,769,208
Cobalt CMBS Commercial Mortgage Trust,
Ser. 2007-C3, Cl. AJ	5.99	5/15/46	5,280,981	[c]	5,380,191
Colony American Homes,
Ser. 2014-1A, Cl. C	2.79	5/17/31	1,625,000	[b,c]	1,625,973
Colony Starwood Homes,
Ser. 2016-2A, Cl. A	2.19	12/17/23	12,496,349	[b,c]	12,595,366
Commercial Mortgage Trust,
Ser. 2006-C8, Cl. AJ	5.38	12/10/46	10,875,871		10,924,812
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	1,225,000	[b]	1,260,815
Countrywide Alternative Loan Trust,
Ser. 2004-18CB, Cl. 4A1	5.50	9/25/34	610,333		625,232
Cox Communications,
Sr. Unscd. Notes	3.35	9/15/26	3,250,000	[b]	3,150,261
Crown Castle International,
Sr. Unscd. Notes	2.25	9/1/21	4,675,000		4,549,032
Daimler Finance North America,
Gtd. Notes	1.50	7/5/19	8,225,000	[b]	8,110,755
Davita Healthcare Partners,
Gtd. Notes	5.00	5/1/25	3,600,000		3,597,768
Dell Equipment Finance Trust,
Ser. 2015-1, Cl. C	2.42	3/23/20	6,880,000	[b]	6,917,440

	Coupon		Maturity	Principal
Bonds and Notes - 96.6% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
United States - 27.5% (continued)
Dell Equipment Finance Trust,
Ser. 2016-1, Cl. A2	1.43		9/24/18	9,825,000	[b]	9,826,511
Digital Euro Finco,
Gtd. Bonds	EUR	2.63	4/15/24	2,864,000		3,190,947
DISH DBS,
Gtd. Notes	5.88		11/15/24	3,425,000		3,609,094
Drive Auto Receivables Trust,
Ser. 2015-AA, Cl. C	3.06		5/17/21	5,750,000	[b]	5,786,650
Drive Auto Receivables Trust,
Ser. 2016-CA, Cl. C	3.02		11/15/21	7,850,000	[b]	7,949,061
Drive Auto Receivables Trust,
Ser. 2016-CA, Cl. D	4.18		3/15/24	8,000,000	[b]	8,164,734
DT Auto Owner Trust,
Ser. 2014-1A, Cl. D	3.98		1/15/21	2,641,393	[b]	2,665,944
DT Auto Owner Trust,
Ser. 2014-3A, Cl. D	4.47		11/15/21	2,425,000	[b]	2,475,397
DT Auto Owner Trust,
Ser. 2015-3A, Cl. B	2.46		11/15/19	4,700,000	[b]	4,715,110
DT Auto Owner Trust,
Ser. 2016-1A, Cl. C	3.54		10/15/21	865,000	[b]	874,987
Duke Energy,
Sr. Unscd. Notes	2.65		9/1/26	2,800,000	[f]	2,603,560
Duke Energy,
Sr. Unscd. Notes	3.75		9/1/46	5,375,000		4,864,439
Dynegy,
Gtd. Notes	7.38		11/1/22	1,955,000		1,945,225
Dynegy,
Gtd. Notes	7.63		11/1/24	1,770,000	[f]	1,696,988
Energy Transfer Partners,
Sr. Unscd. Notes	4.75		1/15/26	2,865,000		2,953,222
Energy Transfer Partners,
Sr. Unscd. Notes	4.20		4/15/27	2,050,000		2,029,258
Federal Home Loan Mortgage Corporation,
Structured Agency Credit Risk Debt
Notes,	3.18		8/25/24	300,577	[c,h]	301,940
Federal National Mortgage Association
Connecticut Avenue Securities,
Ser. 2014-C04, Ser. 1M1	2.73		11/25/24	237,650	[c,h]	238,008
First Data,
Scd. Notes	5.75		1/15/24	3,425,000	[b]	3,545,731
First Franklin Mortgage Loan Asset Backed
Certificates,
Ser. 2004-FF4, Cl. M1	1.63		6/25/34	2,119,134	[c]	2,057,978
Flagship Credit Auto Trust,
Ser. 2015-2, Cl. A	1.98		10/15/20	1,178,763	[b]	1,180,866
Ford Credit Auto Owner Trust,
Ser. 2014-A, Cl. B	1.71		5/15/19	1,750,000		1,752,084
Ford Credit Floorplan Master Owner Trust
A,
Ser. 2015-1, Cl. A1	1.42		1/15/20	8,355,000		8,352,788
Ford Motor Credit,
Sr. Unscd. Notes	3.00		6/12/17	4,620,000		4,633,292
Ford Motor Credit,
Sr. Unscd. Notes	2.55		10/5/18	1,700,000		1,714,020
Ford Motor Credit,
Sr. Unscd. Notes	3.34		3/18/21	3,475,000		3,517,204

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 96.6% (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
United States - 27.5% (continued)
Freeport-McMoRan,
Gtd. Notes		5.45	3/15/43	4,275,000		3,623,062
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. EFX		3.49	12/15/19	3,620,000	[b,c]	3,591,518
General Electric,
Jr. Sub. Debs., Ser. D		5.00	12/31/49	3,085,000	[c]	3,254,675
General Motors Financial,
Gtd. Notes		3.10	1/15/19	4,475,000		4,548,829
General Motors Financial,
Gtd. Notes		2.35	10/4/19	9,650,000		9,667,080
Genesis Energy,
Gtd. Notes		6.75	8/1/22	2,100,000		2,175,600
GM Financial Automobile Leasing Trust,
Ser. 2015-1, Cl. D		3.01	3/20/20	3,350,000		3,377,972
Goldman Sachs Group,
Sr. Unscd. Notes		3.50	11/16/26	10,380,000		10,182,469
Goldman Sachs Group,
Sub. Notes		4.25	10/21/25	6,710,000		6,851,105
Great Plains Energy,
Sr. Unscd. Notes		3.90	4/1/27	3,075,000		3,106,525
GS Mortgage Securities Trust,
Ser. 2016-GS2, Cl. A2		2.64	5/10/49	4,200,000		4,244,768
Hyundai Auto Receivables Trust,
Ser. 2015-A, Cl. C		1.98	7/15/20	1,320,000		1,311,904
Icahn Enterprises,
Gtd. Notes		5.88	2/1/22	3,765,000		3,840,300
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2006-CB17, Cl. AM		5.46	12/12/43	344,351		344,158
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2006-LDP9, Cl. AM		5.37	5/15/47	3,531,572		3,528,718
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2007-LDPX, Cl. AM		5.46	1/15/49	8,716,179	[c]	8,709,057
JPMorgan Chase & Co.,
Sr. Unscd. Notes		3.30	4/1/26	9,610,000		9,431,590
KeyCorp Student Loan Trust,
Ser. 1999-B, Cl. CTFS		1.83	11/25/36	15,379	[c]	14,863
Kinder Morgan,
Gtd. Notes		4.30	6/1/25	1,950,000		1,995,279
Kinder Morgan,
Gtd. Notes		5.55	6/1/45	2,891,000		2,974,512
Kraft Heinz Foods,
Gtd. Notes	EUR	2.00	6/30/23	5,300,000		5,896,102
Kraft Heinz Foods,
Gtd. Notes	EUR	2.25	5/25/28	13,575,000		14,547,283
Kubota Credit Owner Trust,
Ser. 2016-1A, Cl. A3		1.50	7/15/20	4,900,000	[b]	4,866,704
Metropolitan Life Global Funding I,
Scd. Notes		1.50	1/10/18	4,605,000	[b]	4,597,319
Morgan Stanley,
Sr. Unscd. Notes		4.00	7/23/25	3,450,000		3,565,102
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. AM		5.89	4/15/49	5,387,406	[c]	5,379,699
Morgan Stanley Mortgage Loan Trust,
Ser. 2005-1, Cl. 4A1		1.08	3/25/35	239,351	[c]	218,947

	Coupon	Maturity	Principal
Bonds and Notes - 96.6% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States - 27.5% (continued)
Newell Brands,
Sr. Unscd. Notes	2.60	3/29/19	737,000		746,411
Occidental Petroleum,
Sr. Unscd. Notes	3.00	2/15/27	6,675,000		6,447,443
OneMain Financial Issuance Trust,
Ser. 2014-2A, Cl. A	2.47	9/18/24	3,149,322	[b]	3,158,356
OneMain Financial Issuance Trust,
Ser. 2015-1A, Cl. A	3.19	3/18/26	5,344,000	[b]	5,407,331
OneMain Financial Issuance Trust,
Ser. 2015-1A, Cl. B	3.85	3/18/26	3,250,000	[b]	3,266,679
OneMain Financial Issuance Trust,
Ser. 2015-2A, Cl. A	2.57	7/18/25	6,225,000	[b]	6,245,468
Oracle,
Sr. Unscd. Notes	4.00	7/15/46	11,100,000		10,613,121
OSCAR US Funding Trust,
Ser. 2017-1A, Cl. A2A	2.30	5/11/20	2,950,000	[b]	2,958,402
OSCAR US Funding Trust,
Ser. 2017-1A, Cl. A4	3.30	5/10/24	3,560,000	[b]	3,569,630
Prime Security Services Borrower,
Scd. Notes	9.25	5/15/23	3,300,000	[b]	3,625,875
Prudential Financial,
Sr. Unscd. Notes	5.38	6/21/20	2,200,000		2,414,641
Prudential Financial,
Sr. Unscd. Notes	4.50	11/15/20	4,000,000		4,294,904
Reynolds Group,
Gtd. Notes	7.00	7/15/24	3,345,000	[b]	3,587,512
Santander Drive Auto Receivables Trust,
Ser. 2015-5, Cl. D	3.65	12/15/21	886,000		903,470
Scientific Games International,
Gtd. Notes	10.00	12/1/22	3,105,000		3,322,350
SoFi Consumer Loan Program Trust,
Ser. 2016-3, Cl. A	3.05	12/26/25	864,831	[b]	866,399
Southern,
Sr. Unscd. Notes	3.25	7/1/26	9,275,000		8,864,739
Springleaf Funding Trust,
Ser. 2015-AA, Cl. A	3.16	11/15/24	9,175,000	[b]	9,265,685
Springleaf Funding Trust,
Ser. 2016-AA, Cl. A	2.90	11/15/29	12,150,000	[b]	12,225,210
Sprint Communications,
Sr. Unscd. Notes	7.00	8/15/20	4,050,000	[f]	4,358,812
Sprint Spectrum,
Sr. Scd. Notes	3.36	3/20/23	9,800,000	[b]	9,824,500
SunTrust Auto Receivables Trust,
Ser. 2015-15A, Cl. A3	1.42	9/16/19	5,785,864	[b]	5,787,406
Targa Resources Partners,
Gtd. Notes	5.13	2/1/25	3,425,000	[b]	3,540,594
T-Mobile USA,
Gtd. Notes	6.00	3/1/23	2,900,000		3,103,870
Tricon American Homes,
Ser. 2016-SFR1, Cl. A	2.59	11/17/33	13,190,000	[b]	12,869,909
U.S. Treasury Inflation Protected Securities,
Notes	0.63	1/15/26	42,405,115	[i]	43,209,964
U.S. Treasury Inflation Protected Securities,
Notes	0.38	1/15/27	35,882,427	[i]	35,755,906
Verizon Communications,
Sr. Unscd. Notes	4.13	3/16/27	3,750,000		3,822,101

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 96.6% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
United States - 27.5% (continued)
Verizon Owner Trust,
Ser. 2016-1A, Cl. A	1.42	1/20/21	8,000,000	[b]	7,960,844
Visa,
Sr. Unscd. Notes	2.20	12/14/20	9,250,000		9,289,951
Volkswagen Group of America Finance,
Gtd. Notes	1.25	5/23/17	4,175,000	[b]	4,172,967
Walgreens Boots Alliance,
Sr. Unscd. Notes	1.75	5/30/18	5,550,000		5,558,075
Wells Fargo & Co.,
Sr. Unscd. Notes	3.00	4/22/26	6,125,000		5,871,995
Wells Fargo & Co.,
Sub. Notes	4.30	7/22/27	1,675,000		1,742,543
Westlake Automobile Receivables Trust,
Ser. 2014-2A, Cl. D	2.86	7/15/21	2,125,000	[b]	2,134,180
Zayo Group,
Gtd. Notes	5.75	1/15/27	1,760,000	[b]	1,860,848
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.	6.50	5/9/67	9,046,000	[b,c]	9,057,307
					722,244,597
Total Bonds and Notes
(cost $2,546,595,260)					2,538,716,396
	Yield at
	Date of	Maturity	Principal
Short-Term Investments - 1.5%	Purchase (%)	Date	Amount ($)		Value ($)
U.S. Treasury Bills
(cost $39,712,177)	0.62	4/27/17	39,730,000	[j]	39,710,810
Other Investment - 1.5%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $39,179,077)			39,179,077	[k]	39,179,077
Investment of Cash Collateral for
Securities Loaned - .6%
Registered Investment Company;
Dreyfus Institutional Preferred Money
Market Fund, Hamilton Shares
(cost $16,590,740)			16,590,740	[k]	16,590,740

Total Investments (cost $2,642,077,254)			100.2%		2,634,197,023
Liabilities, Less Cash and Receivables			(0.2%)		(5,008,739)
Net Assets			100.0%		2,629,188,284

a Principal amount stated in U.S. Dollars unless otherwise noted.
ARS—Argentine Peso
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
COP—Colombian Peso
EUR—Euro
GBP—British Pound
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso

NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
RUB—Russian Ruble
THB—Thai Baht
TRY—Turkish Lira
ZAR—South African Rand

b

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities were valued at $504,466,005 or 19.19% of net assets.

c	Variable rate security—rate shown is the interest rate in effect at period end.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Japanese Consumer Price Index.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Mexican Consumer Price Index.
f

Security, or portion thereof, on loan. At March 31, 2017, the value of the fund’s securities on loan was $19,253,280 and the value of the collateral held by the fund was $20,089,297, consisting of cash collateral of $16,590,740 and U.S. Government & Agency securities valued at $3,498,557.

g	Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
h

The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

i	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
j	Held by or on behalf of a counterparty for open futures contracts.
k	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Foreign/Governmental	55.1
Corporate Bonds	24.9
Asset-Backed	11.2
Short-Term/Money Market Investments	3.6
U.S. Government	3.0
Commercial Mortgage-Backed	2.3
Residential Mortgage-Backed	.1
100.2

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus/Standish Global Fixed Income Fund
March 31, 2017 (Unaudited)

The following is a summary of the inputs used as of March 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	294,096,640	-	294,096,640
Commercial
Mortgage-Backed	-	61,058,112	-	61,058,112
Corporate Bonds†	-	653,663,969	-	653,663,969
Foreign Government	-	1,448,874,158	-	1,448,874,158
Registered Investment Companies	55,769,817	-	-	55,769,817
Residential
Mortgage-Backed	-	2,057,647	-	2,057,647
U.S. Treasury	-	118,676,680	-	118,676,680
Other Financial Instruments:
Financial Futures††	5,555,625	-	-	5,555,625
Forward Foreign Currency
Exchange Contracts††	-	16,320,743	-	16,320,743
Liabilities ($)
Other Financial Instruments:
Financial Futures††	(3,050,890)	-	-	(3,050,890)
Forward Foreign Currency
Exchange Contracts††	-	(8,830,682)	-	(8,830,682)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FINANCIAL FUTURES
Dreyfus/Standish Global Fixed Income Fund
March 31, 2017 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	(Depreciation) ($)
Futures Long
Australian 3 Year Bond	3,732	318,615,485	June 2017	1,401,353
Canadian 10 year Bond	657	67,841,666	June 2017	635,280
Euro BTP Italian Government
Bond	555	77,378,384	June 2017	1,320,720
Japanese 10 Year Bond	48	64,793,317	June 2017	167,922
Long Gilt	235	37,563,490	June 2017	590,512
Long Term French Governemnt
Future	560	87,843,137	June 2017	(42,476)
U.S. Treasury 10 Year Notes	743	92,549,937	June 2017	1,139,559
U.S. Treasury 5 Year Notes	2,849	335,402,977	June 2017	(139,790)
Futures Short
Australian 10 Year Bond	470	(46,123,083)	June 2017	(977,553)
Euro 30 Year Bond	78	(14,025,987)	June 2017	(363,197)
Euro-Bobl	454	(63,834,517)	June 2017	144,766
Euro-Bond	1,213	(208,882,693)	June 2017	(1,428,590)
Euro-Schatz	29	(3,472,556)	June 2017	2,750
U.S. Treasury Long Bond	58	(8,748,938)	June 2017	(99,284)
U.S. Treasury Ultra Long Bond	180	(28,912,500)	June 2017	152,763
Gross Unrealized Appreciation				5,555,625
Gross Unrealized Depreciation				(3,050,890)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS

Dreyfus/Standish Global Fixed Income Fund

March 31, 2017 (Unaudited)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Bank of America
Taiwan Dollar,
Expiring
4/7/2017	860,845,000	28,401,353	28,378,882	(22,471)
Citigroup
Brazilian Real,
Expiring
4/4/2017	72,715,000	22,986,793	23,203,670	216,877
Indonesian Rupiah,
Expiring
6/15/2017	332,197,165,000	24,818,615	24,719,135	(99,480)
Mexican New Peso,
Expiring
4/3/2017	668,840,000	35,341,612	35,707,378	365,766
South African Rand,
Expiring
4/3/2017	75,450,000	5,849,971	5,620,949	(229,022)
Goldman Sachs International
Euro,
Expiring
4/3/2017	1,207,972	1,290,260	1,288,669	(1,591)
Mexican New Peso,
Expiring
4/3/2017	239,780,000	11,436,066	12,801,141	1,365,075
Swedish Krona,
Expiring
4/28/2017	464,075,000	52,995,352	51,857,719	(1,137,633)
JP Morgan Chase Bank
Indian Rupee,
Expiring
6/15/2017	941,290,000	14,291,419	14,345,398	53,979
Turkish Lira,
Expiring
6/15/2017	36,380,000	9,840,970	9,790,343	(50,627)
Sales:
Bank of America
Australian Dollar,
Expiring
4/28/2017	122,865,000	93,822,785	93,822,805	(20)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
Bank of America (continued)
Mexican New Peso,
Expiring
4/3/2017	68,560,000	3,440,248	3,660,214	(219,966)
South Korean Won,
Expiring
6/15/2017	63,554,335,000	56,756,090	56,882,747	(126,657)
Taiwan Dollar,
Expiring
6/15/2017	860,845,000	28,506,689	28,470,392	36,297
Thai Baht,
Expiring
6/15/2017	244,260,000	7,054,848	7,104,285	(49,437)
Barclays Bank
Euro,
Expiring
4/28/2017	950,000	1,033,790	1,014,735	19,055
South African Rand,
Expiring
4/3/2017	75,450,000	5,737,163	5,620,949	116,214
Citigroup
Brazilian Real,
Expiring
6/2/2017	49,205,000	15,496,662	15,485,883	10,779
Euro,
Expiring
4/28/2017	48,647,000	52,953,816	51,961,902	991,914
Mexican New Peso,
Expiring
6/15/2017	668,840,000	34,959,231	35,302,178	(342,947)
South African Rand,
Expiring
6/15/2017	75,450,000	5,776,961	5,548,790	228,171
Goldman Sachs International
Czech Koruna,
Expiring
6/15/2017	67,100,000	2,706,300	2,676,794	29,506
Euro,
Expiring
4/28/2017	120,382,000	130,973,248	128,585,067	2,388,181
Polish Zloty,
Expiring
6/14/2017	145,050,000	36,720,583	36,551,946	168,637
HSBC
British Pound,
Expiring
4/28/2017	59,445,000	74,788,646	74,527,281	261,365

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
HSBC (continued)
Canadian Dollar,
Expiring
4/28/2017	206,950,000	154,691,152	155,682,475	(991,323)
Euro,
Expiring
4/28/2017	68,185,000	74,176,416	72,831,260	1,345,156
Japanese Yen,
Expiring
4/28/2017	45,046,168,000	409,511,363	405,076,472	4,434,891
Mexican New Peso,
Expiring
4/3/2017	395,935,000	20,105,609	21,137,792	(1,032,183)
New Zealand Dollar,
Expiring
4/28/2017	174,050,000	122,683,320	121,923,219	760,101
JP Morgan Chase Bank
Brazilian Real,
Expiring
4/4/2017	72,715,000	23,230,408	23,203,670	26,738
Euro,
Expiring
4/28/2017	107,024,000	116,430,446	114,316,826	2,113,620
Israeli Shekel
Expiring
6/15/2017	12,670,000	3,518,702	3,506,265	12,437
Mexican New Peso,
Expiring
4/3/2017	444,125,000	20,601,688	23,710,513	(3,108,825)
Taiwan Dollar,
Expiring
4/7/2017	860,845,000	26,960,382	28,378,882	(1,418,500)
UBS
Euro,
Expiring
4/28/2017	48,647,000	52,921,222	51,961,902	959,320
Norwegian Krone,
Expiring
4/28/2017	295,690,000	34,864,581	34,447,917	416,664
Gross Unrealized Appreciation				16,320,743
Gross Unrealized Depreciation				(8,830,682)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at March 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred

NOTES

during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At March 31, 2017, accumulated net unrealized depreciation on investments was $7,880,231, consisting of $40,871,446 gross unrealized appreciation and $48,751,677 gross unrealized depreciation.

At March 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 15, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 15, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)